Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Absrtact]
Accrued staff salaries	$ 1,233,008	$ 1,350,655
VAT and other tax payable	311,900	210,733
Accrued administrative expenses	389,907	2,195,226
Other payables	384,114	218,720
Total	$ 2,318,929	$ 3,975,334